Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies (Textual)
Warrant policy period	1 year
Allowance for doubtful accounts
Impairment charge		$ 15,833
Advertising expenses	$ 40,673	$ 18,567
Stock Options [Member] | Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities		2,217,725
Stock Options [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities	4,626,245	1,937,979
Warrant [Member] | Series B Preferred Stock [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities		683,200
Warrant [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities	7,571,395	760,000